RELATED PARTY BALANCES AND TRANSACTIONS - Related party balances (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Related Party Transaction [Line Items]
Prepayments			¥ 8,079
Imab Hangzhou
Related Party Transaction [Line Items]
Prepayments			¥ 8,079
Accruals and other payables	¥ 8,757	$ 1,307